GOODWILL AND INTANGIBLE ASSETS, Changes in Goodwill (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 36,260,000	$ 36,260,000
Acquisition of agent locations		0	0
Amortization expense		0	0
Goodwill, ending balance	$ 36,260,000	36,260,000	$ 36,260,000
Predecessor Company [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	0	$ 0
Amortization expense	0
Goodwill, ending balance	$ 0